SHARE BASED COMPENSATION - Liability Recognized For Share-Based Compensation - (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
SHARE BASED COMPENSATION
Current Liability	$ 242	$ 286
Long-Term Liability (note 21)	289	259
Total Liability	531	545
Intrinsic value of vested awards	$ 300	$ 328